REPO AND REVERSE REPO TRANSACTIONS	12 Months Ended
Dec. 31, 2025
REPO AND REVERSE REPO TRANSACTIONS
REPO AND REVERSE REPO TRANSACTIONS

8.    REPO AND REVERSE REPO TRANSACTIONS

Grupo Supervielle carries out repo and reverse repo transactions in which it performs the spot purchase sale of a security with the related forward purchase thereof, thus substantially retaining all the risks and rewards associated with the instruments and recognizing them in “Repo Transactions” at year-end, as the provisions set out in point 3.4.2 (Derecognition of Assets) of IFRS 9 “Financial Instruments”) are not met.

The residual values of assets transferred under repo and reverse repo transactions as of December 31, 2025 and 2024 are detailed below:

Reverse Repo Transactions:

Book Value
December 31, 2025	3,657,016
December 31, 2024	—

Repo Transactions:

Book Value
December 31, 2025	393,411,412
December 31, 2024	44,677,369